Deferred Tax Asset/(Liability) - Schedule of Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Deductible temporary differences	$ (182,096)	$ (108,009)
Deferred tax assets:
Unutilized tax credits		(25,479)
Net deferred tax liabilities	(182,096)	$ (133,488)
Movement [Member]
Deferred tax liabilities:
Deductible temporary differences	(74,087)
Deferred tax assets:
Unutilized tax credits	25,479
Net deferred tax liabilities	$ (48,608)